Fees Summary	Mar. 12, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $5,741,000.
Narrative - Max Aggregate Offering Price	$ 5,741,000